Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 392,948	€ 360,626	€ 362,464
Trading derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,470,797	5,830,329	6,169,917
Market value	726	2,668	381
Trading derivatives | Forward rate agreements
Disclosure of detailed information about financial instruments [line items]
Notional amount	147,603	515,889	218,252
Market value	(11)	0	(8)
Trading derivatives | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,920,945	3,789,169	4,322,199
Market value	1,931	3,638	2,573
Trading derivatives | Options, futures and other derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	508,723	698,500	794,140
Market value	(228)	(891)	(907)
Trading derivatives | Credit default swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,571	12,378	23,701
Market value	436	(133)	(71)
Trading derivatives | Foreign currency purchases and sales
Disclosure of detailed information about financial instruments [line items]
Notional amount	329,781	304,280	325,720
Market value	(664)	(45)	(441)
Trading derivatives | Foreign currency options
Disclosure of detailed information about financial instruments [line items]
Notional amount	49,680	45,074	44,763
Market value	(114)	(7)	(182)
Trading derivatives | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	430,644	394,178	379,176
Market value	(1,293)	(814)	(1,162)
Trading derivatives | Securities and commodities derivatives and other
Disclosure of detailed information about financial instruments [line items]
Notional amount	69,850	70,861	61,966
Market value	€ 669	€ 920	€ 579